Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 6,389,839	$ 1,479,166
Contingent stock liability		677,000
Contingent warrant liability		585,000
Total assets measured at fair value	6,389,839	2,741,166
Liabilities
Warrant liability	3,101,102
Total liabilities measured at fair value	3,101,102
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	6,389,839	1,479,166
Contingent stock liability
Contingent warrant liability
Total assets measured at fair value	6,389,839	1,479,166
Liabilities
Warrant liability	3,101,102
Total liabilities measured at fair value	3,101,102
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Contingent stock liability
Contingent warrant liability
Total assets measured at fair value
Liabilities
Warrant liability
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Contingent stock liability		677,000
Contingent warrant liability		585,000
Total assets measured at fair value		$ 1,262,000
Liabilities
Warrant liability
Total liabilities measured at fair value